Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$ 83,114	$ 558,016	$ 551,052
Deferred tax expense (benefit)	125,443	(202,860)	(307,986)
Total income tax expense	208,557	355,156	243,066
Income tax effect on AOCI:
Attributable to unrealized gains (losses) on investments	437,719	357,363	(691,519)
Attributable to unrealized gains (losses) on postretirement obligations	(2)	36
Attributable to unrealized gains (losses) on foreign exchange	461	373	(2,159)
Total income tax effect on equity	$ 646,735	$ 712,928	$ (450,612)